RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 28, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consulting expense
Related Party Transaction [Line Items]
Consulting expense from related party		$ 12,000	$ 0	$ 36,000	$ 0	$ 108,000
Officers and founders
Related Party Transaction [Line Items]
Payment of amounts due to officers						$ 304,466	$ 50,000	$ 0
Monthly payment amounts due to related party	$ 25,000